Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies.
Commitments and Contingencies

8.Commitments and Contingencies

a)	Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. The Company accrues for the cost of environmental and other liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. The Company’s vessels are covered for pollution in the amount of $1 billion per vessel per incident, by the P&I Association in which the Company’s vessels are entered.
b)	On July 9, 2020, DWM and the ship-owning company of the vessel Protefs placed a security bond in the amount of $1,750, paid by DSI, for any potential fines or penalties for alleged violations of law concerning maintenance of books and records and the handling of oil wastes of the vessel Protefs. As of December 31, 2020, the Company recorded a provision amounting to $958 included in Vessel operating expenses in the 2020 accompanying statement of operations, representing the Company's best estimate of its share of the fine. In February 2021, DWM, as managers of the vessel, entered into a plea agreement with the United States pursuant to which DWM, as defendant, agreed to waive indictment, plead guilty pursuant to the terms thereof, accepted a fine of $2,000 and the placement of DWM on probation for four years, subject to court approval. On September 23, 2021, in the sentencing hearing of the Protefs case, the judge accepted DWM’s guilty pleas, adjudged DWM guilty and imposed the agreed upon sentence of a combined fine of $2,000, a total special assessment and a four year term of probation. The Company paid the total amount of the fine, of which about $1,000 is due from DWM (Note 4(d) and 2(y)).
c)

As of December 31, 2021, the Company had an aggregate amount of unrecognized unconditional purchase obligations amounting to $65,020, excluding other acquisition costs, in connection with the agreements to acquire two vessels from unaffiliated third parties, under which the Company had paid an advance of such purchase prices (Note 5) and the balance was paid on the delivery of the vessels (Note 15).

d)

As at December 31, 2021, all of the Company’s vessels, except for three, were fixed under time charter agreements, considered operating leases. The minimum contractual gross charter revenue expected to be generated from fixed and non-cancelable time charter contracts existing as at December 31, 2021 and until their expiration was as follows:

Period	Amount
Year 1	$128,295
Year 2	11,413
Total	$139,708